Description of Organization and Business Operations (Details) - USD ($)			2 Months Ended	9 Months Ended		12 Months Ended
	Mar. 18, 2019	Mar. 04, 2019	Dec. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Description of Organization and Business Operations (Textual)
Gross proceeds private placement warrants						$ 7,600,000
Transaction costs						15,930,162
Underwriting fees						5,600,000
Deferred underwriting fees						9,800,000
Other offering costs						530,162
Cash held outside of trust account						$ 1,070,048
Business combination fair market value, percentage						80.00%
Business combination percentage of voting securities						50.00%
Business combination net tangible assets						$ 5,000,001
Class A common stock sold, description						Aggregate of 15% or more of the Public Shares.
Price per unit sold						$ 10.00
Percentage of aggregate of public shares						15.00%
Maximum maturity of securities held in trust account						180 days
Successor [Member]
Description of Organization and Business Operations (Textual)
Gross proceeds private placement warrants					$ 7,600,000
Transaction costs				15,930,162
Underwriting fees				5,600,000
Deferred underwriting fees				9,800,000
Other offering costs				530,162
Cash held outside of trust account				$ 68,875
Subscription agreements, description				(a) issued and sold an aggregate of 50,000,000 shares of Class A Common Stock for $10.00 per share at an aggregate purchase price of $500,000,000 pursuant to previously announced subscription agreements (the “Subscription Agreements”) with certain investors (the “PIPE Investors”), (b) issued an aggregate of 4,031,830 shares of Class A Common Stock to holders of $40,000,000 in aggregate principal amount, plus accrued interest, upon automatic conversion of Legacy LMC convertible promissory notes into Class A Common Stock at a conversion price of $10.00 per share (the “Note Conversions”), and (c) issued warrants to purchase 1,649,489 shares of Class A Common Stock at a purchase price of $10.00 per share to Brown Gibbons Lang & Company (“BGL”).
Initial Public Offering [Member]
Description of Organization and Business Operations (Textual)
Sale of price per unit						$ 10.00
Description of proposed offering to business combination						The Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), subject to applicable law.
Private Placement Warrants [Member]
Description of Organization and Business Operations (Textual)
Sale of price per unit	$ 10.00
Consummated sale of warrants						4,666,667
Price of per warrant		$ 10.00				$ 1.50
Gross proceeds private placement warrants	$ 30,600,000					$ 7,000,000
Net proceeds of sale of units	30,000,000	$ 250,000,000
Deposited trust account	$ 280,000,000
Trust account of units	$ 10.00
Private Placement Warrants [Member] | Successor [Member]
Description of Organization and Business Operations (Textual)
Sale of price per unit	$ 10.00
Consummated sale of warrants				4,666,667
Price of per warrant				$ 1.50
Gross proceeds private placement warrants	$ 30,600,000			$ 7,000,000
Net proceeds of sale of units	30,000,000
Deposited trust account	$ 280,000,000
Trust account of units	$ 10.00
Converted into shares				5,066,667
Over-Allotment Option [Member]
Description of Organization and Business Operations (Textual)
Gross proceeds initial public offering						$ 3,750,000
Sale of price per unit	10.00
Price of per warrant	$ 1.50
Gross proceeds private placement warrants	$ 400,000
Net proceeds of sale of units	$ 30,000,000
Additional sale of shares	3,000,000
Over-Allotment Option [Member] | Successor [Member]
Description of Organization and Business Operations (Textual)
Gross proceeds initial public offering				$ 3,750,000
Sale of price per unit	$ 10.00
Price of per warrant	$ 1.50
Gross proceeds private placement warrants	$ 400,000
Additional sale of shares	3,000,000
Legacy LMC Common Stock [Member] | Successor [Member]
Description of Organization and Business Operations (Textual)
Converted into shares				55.8817
Common stock, par value				$ 0.0001
Class A Common Stock
Description of Organization and Business Operations (Textual)
Common stock, par value			$ 0.0001			$ 0.0001
Class A Common Stock | Successor [Member]
Description of Organization and Business Operations (Textual)
Class A common stock sold, description				Stockholders holding 970 shares of the Company’s Class A Common Stock exercised their right to redeem such shares for a pro rata portion of the funds in the Company’s trust account (“Trust Account”). As a result, approximately $9,835 (or approximately $10.14 per share) was paid to such holders.
Common stock, par value				$ 0.0001		0.0001
Aggregate shares of common stock				75,918,063
Class A Common Stock | Initial Public Offering [Member]
Description of Organization and Business Operations (Textual)
Consummated initial public offering		25,000,000
Gross proceeds initial public offering		$ 250,000,000
Sale of price per unit		$ 10.00
Class A Common Stock | Initial Public Offering [Member] | Successor [Member]
Description of Organization and Business Operations (Textual)
Consummated initial public offering		25,000,000
Gross proceeds initial public offering		$ 250,000,000
Sale of price per unit		$ 10.00
Maximum maturity of securities held in trust account		180 days
Class B Common Stock
Description of Organization and Business Operations (Textual)
Common stock, par value			$ 0.0001			0.0001
Class B Common Stock | Successor [Member]
Description of Organization and Business Operations (Textual)
Common stock, par value				$ 0.0001		$ 0.0001